INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible assets
Intangible assets	$ 76,704,869	$ 67,342,362	$ 35,333,464
HB4 soy and breeding program
Intangible assets
Intangible assets	29,802,534	27,611,142	7,345,923
Integrated seed products
Intangible assets
Intangible assets	3,137,158	2,558,220	2,296,955
Microbiological products
Intangible assets
Intangible assets	5,792,348	3,996,657	2,503,631
Trademarks and patents
Intangible assets
Intangible assets	8,267,041	6,923,256	6,374,782
Software
Intangible assets
Intangible assets	2,167,985	1,849,041	686,965
Customer loyalty
Intangible assets
Intangible assets	22,537,803	19,404,046	$ 16,125,208
RG/RS/OX Wheat
Intangible assets
Intangible assets	$ 5,000,000	$ 5,000,000